Accounting Policies, by Policy (Policies)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Basis of preparation
2.1	Basis of preparation

Applied IFRS

The unaudited interim condensed consolidated financial statements of ADSE for the six months ended June 30, 2026, have been prepared in accordance with IAS 34 - Interim Financial Reporting. They do not include all disclosures that would otherwise be required in a complete set of financial statements and should be read in conjunction with the Company’s last annual financial statements as at and for the year ended December 31, 2025 (“last annual financial statements”). However, selected explanatory notes are included to explain events and transactions that are significant to an understanding of the changes in ADSE’s financial position and performance since the last annual financial statements.

ADSE’s interim financial statements have been prepared on a going concern basis. The reporting periods are the six months ended June 30, 2026 and June 30, 2025. The interim financial statements are presented in Euro, which is the functional currency of ADSE. All amounts have been rounded to the nearest thousand, unless otherwise indicated. In some cases, rounding could mean that values in this report do not add up to the exact sum given or percentages do not equal the values presented.

Material uncertainty regarding the ability to continue as a going concern
2.2	Material uncertainty regarding the ability to continue as a going concern

Management assessed the Company’s ability to continue as a going concern and evaluated whether there are certain conditions and events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern using all information available about the future, focusing on the twelve-month period after the issuance date of the financial statements. Historically, the Company has funded its operations primarily through capital raises and shareholder loans. Since its inception, the Company has incurred recurring losses and negative cash flows from operations, including net losses of kEUR 42,025 for the first half of financial year 2026, kEUR 55,878 for the financial year 2025 and kEUR 97,959 for the financial year 2024. The Company has decreased its inventory stock from kEUR 63,666 as of December 31, 2024 to kEUR 51,010 as of December 31, 2025 and to kEUR 48,818 as of June 30, 2026. In the first half of the financial year 2026 the Company has significantly decreased its long-term and short-term loans and payables position in total (2024: kEUR 126,381 and kEUR 61,834; 2025: kEUR 59,184 and kEUR 41,609; HY 2026: kEUR 27,276 and kEUR 46,560).

For the fiscal years 2024 and 2025, the revenue stream “Charging” mainly includes the production and delivery of ChargeBox (CBX) and ChargePost (CPT). Revenue from the CBX and CPT is recognized once the product is transferred to the customer. In 2025, revenues from this stream declined to 83.8 Mio. EUR, or 82%, compared to 2024, primarily due to the insolvency of a key customer in the EV-charging hardware business. In addition, some customers did not manage to roll out their stock and did not generate new demand. Management consequently revised its strategy and began targeting customers that purchase smaller packages containing fewer units. Customers initially test these units before expanding their installed base, resulting in smaller orders spread over a longer period. In parallel, management began using chargers held in inventory to launch an Own & Operate business model that generates revenue from charging, advertising and energy management, also offering this model to customers.

The revenue stream “Service” increased by EUR 4.7 million, or 83%, from the year ended December 31, 2024, to December 31, 2025, reflecting continued expansion of the installed base and demonstrating the growing contribution of recurring revenue streams. This development continued in 2026 with service revenue amounting to EUR 4.5 million in the first half of financial year 2026.

Finally, the revenue stream “Commercial and industrial” in fiscal year 2024 and 2025 includes the delivery of a large-scale modular battery storage solution. Revenues in this business line increased in 2025 by kEUR 513, or 31%, compared to 2024, primarily due to the timing of project execution. The “Commercial and industrial” business line only began generating commercial activity in the second half of 2025, and as a result, many projects were still in the early stages of delivery or had not yet progressed to revenue recognition by year-end. While the Company has approximately EUR 156 million in pending project proposals and has established an order backlog of approximately EUR 18 million, revenues from these projects are expected to be recognized in future periods as delivery progresses.

During the first half of 2026, the Company completed several transactions that enhanced its capital structure. These transactions included the acquisition and partial cancellation of warrants related to convertible notes, the repricing and exercise of certain warrants related to shareholder loans, and the issuance and partial exercise of subscription rights by certain investors. As a result, the Company significantly reduced its warrant exposure and strengthened its equity position.

The Company plans to intensify sales efforts across Europe and the US with new staff and reduce working capital. In addition, the Company will continue to invest in the development, redesign and cost-optimization programs for existing and new products as well as further productivity increases in operations and continue to expand its business model into a full-service provider model, enabling multi-revenue streams including ultra-fast charging, energy trading and advertising. As of the date of this report, the Company has installed 16 CPT units under its Own & Operate model, which have started generating sales from charging and advertising.

As of June 30, 2026, the Company has total available credit lines from shareholders of EUR 56.4 million, of which EUR 41.1 million undrawn. The maturity of the loans was extended to July 2027. The Company’s business plan assumes drawings of EUR 30 million and forecasts that the Company will maintain positive cash availability throughout the upcoming 12 months.

The Company is advancing the development of the large-scale battery project to ready-to-build (“RTB”), which we expect to achieve in Q4 2026. Thereafter, the Company intends to seek an equity investor to sell up to 51% of the project. We are in talks with multiple parties. Management and its advisers are constantly monitoring the relevant equity and debt capital markets that are relevant to the Company.

There can be no assurance that the Company will be successful in achieving its operational and strategic plans or that any additional financing will be available in a timely manner or on acceptable terms.

Even though the Company deems a successful business development and an improvement in cash flow generation and operating result to be very likely, the Company has concluded, based on its recurring losses from operations since inception, that there is still substantial doubt about its ability to continue as a going concern, as cash flows generated by its operating activities may deviate significantly from the Company’s forecast and its ability to secure additional financing is uncertain. The financial statements do not include any adjustments that might result from the outcome of this uncertainty. Accordingly, the financial statements have been prepared on a basis that assumes the Company will continue as a going concern and contemplates the realization of assets and satisfaction of liabilities and commitments in the ordinary course of business.

New accounting standards and interpretations
2.3	New accounting standards and interpretations

ADSE applied all effective standards and interpretations issued by the IASB and the IFRS IC in the preparation of the consolidated financial statements where their application was required for annual periods beginning on or after January 1, 2026. However, none of the new accounting standards had an impact on ADSE, as they were either not relevant to ADSE’s activities or did not require accounting treatment inconsistent with ADSE’s current accounting policies.

New accounting standards and amendments to standards or interpretations effective as of January 1, 2026:

Standard	Name	Effective date
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Classification and measurement of financial instruments	Jan. 01, 2026
IFRS 9 & IFRS 7	Amendments to IFRS 9 and IFRS 7 - Financial Instruments: Contracts referencing nature-dependent electricity	Jan. 01, 2026

The standards and amendments to standards and interpretations below have been published by the IASB but are not mandatorily effective for annual periods beginning on or after January 1, 2026. ADSE has therefore not early adopted them.

Standard	Name	Effective date
IFRS 18	Presentation and Disclosure in Financial Statements	Jan. 01, 2027
IFRS 19	Subsidiaries without Public Accountability: Disclosures	Jan. 01, 2027

On April 09, 2024, the IASB published IFRS 18 – Presentation and Disclosure in Financial Statements, which is effective for periods beginning on or after January 1, 2027. ADSE is currently analyzing the expected impact of the initial application of IFRS 18. Other accounting standards issued by the IASB that are not yet applied or that become effective in the future are not expected to have a material impact on the consolidated financial statements.